FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Related parties (Note 22 a)		R$ 184,480	R$ 93,862	R$ 51,124
Income from financial investments		763,259	279,467	58,061
Updated shares – Fair value through profit or loss (note 14.d)	[1]	(1,198,164)	385,297	1,190,489
Other income		172,205	408,558	503,054
Financial income		(78,220)	1,167,184	1,802,728
Borrowings and financing - foreign currency (note 13)		(1,238,372)	(1,590,120)	(1,600,973)
Borrowings and financing - local currency (note 13)		(1,356,639)	(503,849)	(401,079)
Capitalised interest (note 11)		135,242	87,414	92,506
Related parties		(10,297)	(12,072)	(13,608)
Lease liabilities		(68,533)	(59,260)	(50,804)
Interest and fines		(95,667)	(73,334)	(290,673)
Interest on drawn/forfaiting risk operations		(444,062)	(126,232)
(-) Adjustment present value of trade payables		(419,517)	(265,495)	(139,566)
Commission, bank fees, Guarantee and bank fees		(165,397)	(239,451)	(162,085)
PIS/COFINS over financial income		(118,311)	(88,897)	(39,149)
Other financial expenses		(390,598)	(285,832)	(270,764)
Financial expenses		(4,172,151)	(3,157,128)	(2,876,195)
Others financial items, net
Foreign exchange and monetary variation, net		783,902	46,199	392,971
Gains and (losses) on exchange derivatives (*)		(48,556)	(439)	(115,815)
Others financial		735,346	45,760	277,156
Financial income (expenses)		(3,436,805)	(3,111,368)	(2,599,039)
Financial income (expenses), net		(3,515,025)	(1,944,184)	(796,311)
Dollar - to - real NDF		176,991	37,322
Exchange rate swap Real x Dollar		(11,467)
Exchange rate swap Dollar x Euro			7,119	(9,070)
Exchange rate swap GBP x Euro				(602)
Interest rate swap CDI x IPCA		(257,897)	(34,920)
Exchange rate swap CDI x Dollar		43,817	(9,960)	(106,143)
Total		R$ (48,556)	R$ (439)	R$ (115,815)

[1]	refers to gains and losses with the updating of the fair value of USIMINAS' shares